Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 290	$ 4	$ 3
Trade accounts receivable - net (Note 10)	656	661	559
Amounts receivable from members related to income taxes (Note 9)		3
Materials and supplies inventories - at average cost	159	148	116
Prepayments and other current assets	106	96	94
Total current assets	1,211	912	772
Investments and other property (Note 10)	126	133	120
Property, plant and equipment - net (Note 10)	19,816	19,370	16,090
Goodwill (Notes 1 and 11)	4,740	4,740	4,064
Regulatory assets (Note 2)	1,720	1,775	1,691
Operating lease ROU and other assets (Note 6)	141	106	15
Total assets	27,754	27,036	22,752
Current liabilities:
Short-term borrowings (Note 4)		46	813
Long-term debt due currently (Note 5)	148	608	600
Trade accounts payable	393	394	300
Amounts payable to members related to income taxes (Note 9)	32	22	26
Accrued taxes other than amounts related to income taxes	92	236	199
Accrued interest	94	83	68
Operating lease and other current liabilities (Note 6)	205	237	209
Total current liabilities	964	1,626	2,215
Long-term debt, less amounts due currently (Note 5)	9,256	8,017	5,835
Liability in lieu of deferred income taxes (Note 9)	1,846	1,821	1,602
Regulatory liabilities (Note 2)	2,786	2,793	2,697
Employee benefit, operating lease and other obligations (Notes 6, 8 and 10)	1,998	1,980	1,943
Total liabilities	16,850	16,237	14,292
Commitments and contingencies (Note 6)
Membership interests (Note 7):
Capital account number of interests outstanding 2020 and 2019 - 635,000,000	11,065	10,938	8,624
Accumulated other comprehensive loss	(161)	(139)	(164)
Total membership interests	10,904	10,799	8,460
Total liabilities and membership interests	$ 27,754	$ 27,036	$ 22,752